FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
FINANCIAL INFORMATIONS OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2020, 2021 AND 2022

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative	(87,638,664)	(186,462,351)	(232,037,437)	(33,642,266)
Total operating expenses	(87,638,664)	(186,462,351)	(232,037,437)	(33,642,266)

Loss from operations	(87,638,664)	(186,462,351)	(232,037,437)	(33,642,266)
Impairment on equity investment	(1,172,755)	(7,599,505)	(15,252,515)	(2,211,407)
Gain on other investments	—	22,743,763	(28,735,889)	(4,166,312)
Interest expenses	(2,923,055)	(109,175,494)	—	—
Fair value change on warrants liability	37,851	—	—	—
Gain on disposal of equity investee and available-for-sale investments	—	—	711,914	103,218
Non operating income	—	—	423,270	61,368
Gain from change in fair value of convertible feature derivative liability	—	62,246,860	37,249,976	5,400,739
Gain on extinguishment of convertible notes	56,755,902	—	—	—
Gain on waiver of interest-free loan	35,397,500	—	—	—
Foreign exchange gain (loss)	29,578,454	(2,457,272)	(7,140,909)	(1,035,334)
Other expenses, net	(40,059,304)	(54,703,506)	—	—
Loss before income tax expense and share of loss in equity method investment	(10,024,071)	(275,407,505)	(244,781,590)	(35,489,994)
Share of loss in equity method investment	(2,165,935)	(1,725,152)	—	—
Equity in (loss) income of subsidiaries and VIE	410,073,394	(134,102,098)	(730,077,459)	(105,851,282)
Net income (loss)	397,883,388	(411,234,755)	(974,859,049)	(141,341,276)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	(12,900,251)	3,984,443	—	—
Total comprehensive income (loss)	384,983,137	(407,250,312)	(974,859,049)	(141,341,276)

PARENT COMPANY CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2021 AND 2022

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
ASSETS
Current assets:
Cash and cash equivalents	12,243,809	18,704,249	2,711,861
Prepayments and other current assets, net	56,226
Amounts due from intercompany	2,358,774,226	2,378,886,528	344,906,125
Total current assets	2,371,074,261	2,397,590,777	347,617,986
Investments	44,452,310	8,199,715	1,188,847
Investments in subsidiaries and VIE	(1,420,365,177)	(2,150,220,191)	(311,752,623)

Total assets	995,161,394	255,570,301	37,054,210

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	61,326,625	18,772,708	2,721,787
Amounts due to intercompany	12,689,811	78,728,877	11,414,614
Warrants	51,825,629	51,775,453	7,506,735
Bond payable	92,848,377	60,984,058	8,841,857
Total current liabilities	218,690,442	210,261,096	30,484,993
Total liabilities	218,690,442	210,261,096	30,484,993

SHAREHODERS’ EQUITY
Class A ordinary shares	45,233,784	56,659,429	8,214,845
Class B ordinary shares	943,789	943,789	136,837
Additional paid-in capital	4,139,122,755	4,371,228,191	633,768,513
Statutory reserves	7,326,560	7,326,560	1,062,251
Accumulated other comprehensive loss	(12,693,760)	(12,527,539)	(1,816,323)
Accumulated deficit	(3,403,462,176)	(4,378,321,225)	(634,796,906)
Total shareholders’ equity	776,470,952	45,309,205	6,569,217
Total liabilities and shareholders’ equity	995,161,394	255,570,301	37,054,210

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2020 2021 AND 2022

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				(Note 3)
Cash flows from operating activities:
Net income (loss)	397,883,388	(411,234,755)	(974,859,049)	(141,341,276)
Adjustments for:
Share-based compensation expenses	55,056,426	—	—	—
Employee share-based compensation expense	—	150,166,481	202,345,626	29,337,358
Fair value change on warrants liability	(37,851)	—	—	—
Interest expenses	—	120,626,467	—	—
Amortization of discount and interest on convertible notes	2,923,316	—	23,074,518	3,345,491
Foreign exchange (gain) loss	(29,578,454)	4,465,094	(166,222)	(24,100)
Cancle of ordinary shares	—	—	(1,876,314)	(272,040)
Equity in loss (income) of subsidiaries and VIE	(410,073,394)	108,608,497	773,156,627	112,097,174
Consulting fees paid by issuance of shares	6,781,815	—	—	—
Gain from change in fair value of conversion feature derivative liability	—	(62,246,860)	(37,249,976)	(5,400,739)
Gain on extinguishment of convertible notes	(56,755,902)	(2,296,722)	8,135,104	1,179,479
Gain on waiver of interest-free loan	(34,881,000)	—	—	—
Payment of issuance cost by issuance of shares	455,658	—	—	—
Changes in operating assets and liabilities:
Change in prepayments and other current assets	(4,026,346)	4,033,993	56,226	8,152
Change in amounts due from intercompany	349,361,587	(1,192,553,035)	49,338,235	7,153,372
Change in accrued expenses and other current liabilities	(566,162)	49,376,705	(46,565,182)	(6,751,317)
Increase/(Decrease) in interest payable	—	937,328	1,192,955	172,962
Net cash (used in) provided by operating activities	276,543,081	(1,230,116,807)	(3,417,452)	(495,484)

Cash flows from investing activities:
Purchase of property, plant and equipment	—	—	(17,640,000)	(2,557,560)
Net cash (used in) provided by investing activities	—	—	(17,640,000)	(2,557,560)

Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	47,430,195	64,471,143	—	—
Proceeds from the issuance of convertible note	3,358,369	161,588,128	33,704,460	4,886,687
Purchase of other investment	—	—	(22,277,084)	(3,229,874)
ADS issuance fee	—	(3,720,691)	—	—
New issued stock to investors	—	1,011,476,118	—	—
Proceeds from disposal of other investment	—	—	15,228,067	2,207,862
Repayments of convertible notes	(318,929,623)	—	—	—
Net cash provided by (used in) financing activities	(268,141,059)	1,233,814,698	26,655,443	3,864,675
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	862,449	125,045
Net change in cash and cash equivalents	8,402,022	3,697,891	6,460,440	936,676
Cash and cash equivalents, beginning of year	143,896	8,545,918	12,243,809	1,775,185
Cash and cash equivalents, end of year	8,545,918	12,243,809	18,704,249	2,711,861
Supplement disclosure of cash flow information:

Interest paid	36,310,455	—	—	—